Legal proceedings update (Details) $ in Thousands	Jun. 25, 2020 USD ($)	Jun. 23, 2020 patent
Penalty to be paid to DOJ
Disclosure of contingent liabilities [line items]
Deferred Prosecution Agreement, period	3 years
Litigation Settlement, Amount Awarded To Other Party | $	$ 8,925
US Patent Infringement
Disclosure of contingent liabilities [line items]
Number of patents allegedly infringed		12
European Patent Infringement
Disclosure of contingent liabilities [line items]
Number of patents allegedly infringed		1